THE ARBOR FUND

                  OVB Equity Income Portfolio

                         Class A Shares

               Supplement dated February 28, 1997
              to the Prospectus dated May 31, 1996

The Prospectus dated May 31, 1996 is hereby amended by the addition of the following unaudited financial information for the Class A Shares of the OVB Equity Income Portfolio for the period ended January 31, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class A Shares of the OVB Equity Income Portfolio for the period August 2, 1996 (commencement of operations) through January 31, 1997

                                                              August 2, 1996
OVB Equity Income Portfolio:                             to January 31, 1997 (1)
----------------------------                             -----------------------

Net Asset Value Beginning of Period                             $  10.00
                                                                --------

Net Investment Income                                               0.16

Net Realized and Unrealized Gains (Losses) on Investments           1.23

Distributions from Net Investment Income                           (0.16)

Distributions from Capital Gains                                    0.00
                                                                --------

Net Asset Value End of Period                                   $  11.23
                                                                ========

Total Return                                                       13.98%
                                                                ========

Net Assets End of Period (000)                                  $ 41,580
                                                                ========

Ratio of Expenses to Average Net Assets                             1.20%
                                                                ========

Ratio of Net Investment Income to Average Net Assets                3.27%
                                                                ========

Ratio of Expenses to Average Net Assets (Excluding
Waivers)                                                            1.25%
                                                                ========

Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Waivers)                                                 3.22%
                                                                ========

Portfolio Turnover Rate                                               10%
                                                                ========

Average Commission Rate                                         $ 0.0787
                                                                ========

--------------------------------------------------------------------------------
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         THE ARBOR FUND

                  OVB Equity Income Portfolio

                         Class B Shares

               Supplement dated February 28, 1997
              to the Prospectus dated May 31, 1996

The Prospectus dated May 31, 1996 is hereby amended by the addition of the following unaudited financial information for the Class B Shares of the OVB Equity Income Portfolio for the period ended January 31, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Class B Shares of the OVB Equity Income Portfolio for the period August 2, 1996 (commencement of operations) through January 31, 1997

                                                              August 2, 1996
OVB Equity Income Portfolio:                             to January 31, 1997 (1)
----------------------------                             -----------------------

Net Asset Value Beginning of Period                             $  10.00
                                                                --------

Net Investment Income                                               0.15

Net Realized and Unrealized Gains (Losses) on Investments           1.24

Distributions from Net Investment Income                           (0.15)

Distributions from Capital Gains                                    0.00
                                                                --------

Net Asset Value End of Period                                   $  11.24
                                                                ========

Total Return                                                       13.98%
                                                                ========

Net Assets End of Period (000)                                  $  1,504
                                                                ========

Ratio of Expenses to Average Net Assets                             1.45%
                                                                ========

Ratio of Net Investment Income to Average Net Assets                3.02%
                                                                ========

Ratio of Expenses to Average Net Assets (Excluding
Waivers)                                                            1.50%
                                                                ========

Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Waivers)                                                 2.97%
                                                                ========

Portfolio Turnover Rate                                               10%
                                                                ========

Average Commission Rate                                         $ 0.0787
                                                                ========

--------------------------------------------------------------------------------
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


     PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 THE ARBOR FUND

                                  (the "Trust")

                    Supplement dated February 28, 1997 to the
             Statement of Additional Information dated May 31, 1996


The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements of the OVB Equity Income Portfolio for the period August 2, 1996 (commencement of operations) through January 31, 1997.



      PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------
The OVB Funds Equity
Income Portfolio
-------------------------------------------------------------------------------


                  PIE CHART WAS LOCATED HERE IN PRINTED VERSION
                         WITH THE FOLLOWING BREAKDOWNS

Common Stock -- 80%
U.S. Treasury Obligations -- 6%
Repurchase Agreement -- 7%
Preferred Stock -- 7%


% of Total Portfolio
Investments

                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Common Stocks--80.2%
Aerospace & Defense--2.8%
Boeing                                                      252           $   27
General Motors, Class H                                   5,000              294
Rockwell International                                    6,000              395
United Technologies                                       7,000              488
Total Aerospace & Defense                                                  1,204
Automotive--1.3%
Chrysler                                                 15,700              548
Banks--3.5%
Bankers Trust                                             4,000              340
Chase Manhattan                                           4,000              370
Citicorp                                                  3,500              407
PNC Bank                                                 10,000              398
--------------------------------------------------------------------------------
Total Banks                                                                1,515
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Chemicals--1.7%
Hercules                                                      9,000       $  397
Witco                                                        12,000          357
Total Chemicals                                                              754
Containers & Packaging--0.9%
Crown Cork & Seal                                             7,000          403
Cosmetics, Soaps & Toiletries--2.7%
Colgate-Palmolive                                             4,000          387
International Flavors & Fragrances                            8,000          355
Procter & Gamble                                              3,500          404
Total Cosmetics, Soaps & Toiletries                                        1,146
Drugs--4.9%
American Home Products                                       13,200          837
Bristol-Myers Squibb                                          3,500          445
Johnson & Johnson                                            10,000          576
Pharmacia & Upjohn                                            7,000          261
Total Drugs                                                                2,119
Electric Services--8.6%
Cinergy                                                      11,000          380
CMS Energy                                                   10,000          335
Dominion Resources of Virginia                               18,000          713
DTE Energy                                                   10,000          314
Entergy                                                      12,000          323
FPL Group                                                     6,500          288
Illinova                                                     12,000          317
LG&E                                                         13,000          315
Southern                                                     32,900          720
Total Electric Services                                                    3,705
Electronic & Other Electrical Equipment--1.7%
General Electric                                              7,000          721
Financial Services--2.8%
Beneficial                                                    6,000          404
FHLMC                                                        14,000          424
FNMA                                                         10,000          395
--------------------------------------------------------------------------------
Total Financial Services                                                   1,223
--------------------------------------------------------------------------------

Statement of Net Assets                                              (Unaudited)
-------------------------------------------------------------------------------
The OVB Funds Equity
Income Portfolio (continued)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco--2.4%
General Mills                                               5,000           $339
H.J. Heinz                                                 17,000            684
Total Food, Beverage & Tobacco                                             1,023
Gas/Natural Gas--7.7%
AGL Resources                                              15,000            313
Consolidated Natural Gas                                    6,000            334
El Paso Natural Gas                                         8,000            431
KN Energy                                                   9,000            350
MCN                                                        12,000            389
National Fuel & Gas                                        10,000            423
Washington Gas Light                                       15,000            332
Williams                                                   18,400            738
Total Gas/Natural Gas                                                      3,310
Insurance--5.2%
American General                                           10,000            399
Jefferson Pilot                                            10,000            590
Marsh & McLennan                                            3,500            377
Safeco                                                     10,000            380
Travelers                                                   9,333            489
Total Insurance                                                            2,235
Machinery--0.5%
Pall                                                       10,000            224
Medical Products & Services--1.4%
Baxter International                                        7,000            323
C.R. Bard                                                  10,000            283
Total Medical Products & Services                                            606
Office Equipment--0.7%
Xerox                                                       5,000            293
Paper & Paper Products--0.5%
Tambrands                                                   5,000            205
Petroleum Refining--5.9%
Amoco                                                       7,300            635
Atlantic Richfield                                          4,000            529
Exxon                                                       6,000            622
Occidental Petroleum                                       15,000            383
Texaco                                                      3,500            371
--------------------------------------------------------------------------------
Total Petroleum Refining                                                   2,540
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           Value
Description                                              Shares            (000)
--------------------------------------------------------------------------------
Printing & Publishing--2.1%
McGraw-Hill                                                 12,000        $  597
Tribune                                                      8,000           306
Total Printing & Publishing                                                  903
Real Estate Investment Trust--10.6%
Cali Realty                                                 14,000           462
Camden Property Trust                                       14,000           378
Carr Realty                                                 15,000           437
Centerpoint Properties Trust                                13,000           423
CWM Mortgage Holdings                                       15,000           326
Duke Realty Investments                                     12,000           476
Liberty Property Trust                                      16,000           412
National Golf Properties                                    13,000           397
Post Properties                                             10,000           415
Public Storage                                              16,000           468
Security Capital Pacific Trust                              16,000           380
Total Real Estate Investment Trust                                         4,574
Retail--0.9%
Sears Roebuck                                                8,000           384
Semi-Conductors/Instruments--0.8%
AMP                                                          8,000           326
Telephones & Telecommunication--5.4%
Alltel                                                      12,000           386
Bellsouth                                                   16,800           746
GTE                                                          8,000           376
SBC                                                          9,000           494
Sprint                                                       8,000           326
--------------------------------------------------------------------------------
Total Telephones & Telecommunication                                       2,328
--------------------------------------------------------------------------------
Transportation Services--1.6%
CSX                                                         14,500           703
--------------------------------------------------------------------------------

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------
The OVB Funds Equity
Income Portfolio (concluded)
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Face Amt (000)/    Value
Description                                                 Shares        (000)
--------------------------------------------------------------------------------
Water Utilities--3.6%
American Water Works                                         29,000      $   674
Aquarion                                                      6,100          171
IWC Resources                                                 2,000           64
Southern California Water                                    29,000          653
Total Water Utilities                                                      1,562
Total Common Stocks (Cost $30,798)                                        34,554
Preferred Stocks--7.2%
Georgia Power                                                15,000          371
J.P. Morgan                                                   7,000          351
MCI                                                          20,000          500
Merrill Lynch                                                15,000          441
Microsoft                                                     8,000          666
TVA                                                          15,000          388
US West                                                      15,000          371
Total Preferred Stocks (Cost $3,061)                                       3,088
U S. Treasury Obligations--5.8%
U.S. Treasury Bill
0.000%, 05/01/97                                            $   500          494
U.S. Treasury Bond
6.000%, 08/15/99                                              1,000          999
U.S. Treasury Note
6.250%, 07/31/98                                              1,000        1,006
Total U.S Treasury Obligations (Cost $2,492)                               2,499

Repurchase Agreement--6.5 %
Morgan Stanley
5.52%, dated 01/31/97, matures
02/03/97, repurchase price $2,822,889
(collateralized by FNMA obligation,
par value $3,099,000, 8.500%, matures
08/01/11, market value $2,908,355)                            2,822        2,822
--------------------------------------------------------------------------------
Total Repurchase Agreement (Cost $2,822)                                   2,822
--------------------------------------------------------------------------------
Total Investments--99.7% (Cost $39,173)                                   42,963
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                           Value
Description                                                                (000)
--------------------------------------------------------------------------------
Other Assets and Liabilities--0.3 %
Other Assets and Liabilities, Net                                        $   121
Total Other Assets and Liabilities                                           121
Net Assets:
Portfolio shares of Class A (unlimited
authorization--no par value) based on
3,701,778 outstanding shares of
beneficial interest                                                       37,882
Portfolio shares of Class B (unlimited
authorization--no par value) based on
133,901 outstanding shares of
beneficial interest                                                        1,411
Accumulated net realized gain on investments                                   1
Net unrealized appreciation on investments                                 3,790
Total Net Assets--100.0%                                                 $43,084
Net Asset Value, Offering Price and
Redemption Price Per Share--Class A                                      $ 11.23
Net Asset Value, Offering Price and
Redemption Price Per Share--Class B                                      $ 11.24
--------------------------------------------------------------------------------

FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
TVA   Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

Statement of Operations
-------------------------------------------------------------------------------
For the six-month period ended January 31, 1997                      (Unaudited)

                                                                  (In Thousands)
                                                                  --------------

                                                                   Equity Income
                                                                     Portfolio
                                                                  --------------
Investment Income:
  Interest Income ..............................................           $226
  Dividend Income ..............................................            506
                                                                         ------
   Total Investment Income ......................................           732
                                                                         ------
Expenses:
  Administrator Fees ...........................................             33
  Less Administration Fees Waiver...............................             --
  Investment Advisory Fees .....................................            120
  Less Investment Advisory Fees Waiver .........................             (8)
  Sub-Advisory Fees ............................................             --
  Custodian Fees ...............................................              3
  Professional Fees ............................................              5
  Registration & Filing Fees ...................................             14
  Printing Expenses ............................................              2
  Trustee Fees .................................................              2
  Pricing Fees .................................................              1
  Distribution Fees(l) .........................................              1
  Transfer Agency Fees .........................................             20
  Amortization of Organization Costs ...........................              2
  Miscellaneous Expenses .......................................              1
                                                                         ------
  Total Expenses ...............................................            196
                                                                         ------
    Net Investment Income ......................................            536
  Net Realized Gain From Securities Sold .......................              1
  Net Change in Unrealized Appreciation
    on Investments .............................................          3,790
                                                                         ------
  Net Realized and Unrealized Gain on Investments
                                                                          3,791
                                                                         ======
  Increase in Net Assets Resulting From
    Operations .................................................         $4,327
                                                                         ======

(1) Distribution Fees are only incurred on Class B shares.


    The accompanying notes are an integral part of the financial statements.
4

Statement of Changes in Net Assets                              January 31, 1997
-------------------------------------------------------------------------------
For the six-month period ended January 31, 1997                      (Unaudited)

                                                                  (In Thousands)
                                                                  --------------

                                                                   Equity Income
                                                                     Portfolio
                                                                  --------------
                                                                       1997
                                                                  --------------
Operations:
  Net Investment Income ........................................           $536
  Net Realized Gain from Securities Sold .......................              1
  Net Change in Unrealized Appreciation
    on Investments .............................................          3,790
                                                                        -------
  Net Increase in Net Assets Resulting
    from Investment Operations .................................          4,327
                                                                        -------
Distributions:
  Net Investment Income:
    Class A ....................................................           (522)
    Class B ....................................................            (14)
  Net Realized Gains
    Class A ....................................................             --
    Class B ....................................................             --
                                                                        -------
  Total Distributions: .........................................           (536)
                                                                        -------
Capital Share Transactions:
  Class A:
    Shares Issued ..............................................         39,723
    Shares Issued in Lieu of Cash Distributions ................             --
    Shares Redeemed ............................................         (1,841)
                                                                        -------
  Total Class A Transactions ...................................         37,882
                                                                        -------
  Class B:
    Shares Issued ..............................................          1,424
    Shares Issued in Lieu of Cash Distributions ................             14
    Shares Redeemed ............................................            (27)
                                                                        -------
  Total Class B Transactions ...................................          1,411
                                                                        -------
  Increase in Net Assets from Capital
    Share Transactions .........................................         39,293
                                                                        -------
  Total Increase in Net Assets .................................         43,084
                                                                        -------
Net Assets:
  Beginning of Year.............................................             --
                                                                        -------
  End of Year ..................................................        $43,084
                                                                        =======
Capital Share Transactions:
  Class A:
    Shares Issued ..............................................          3,875
    Shares Issued in Lieu of Cash Distributions ................             --
    Shares Redeemed ............................................           (173)
                                                                        -------
  Total Class A Share Transactions .............................          3,702
                                                                        -------
  Class B:
    Shares Issued ..............................................            135
    Shares Issued in Lieu of Cash Distributions ................              1
    Shares Redeemed ............................................             (2)
                                                                        -------
  Total Class B Share Transactions .............................            134
                                                                        -------
  Total Share Transactions .....................................          3,836

    The accompanying notes are an integral part of the financial statements.
                                                                               5

Financial Highlights
-------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period                        (Unaudited)



           Net Asset                    Net Realized    Distributions   Distributions      Net Asset
             Value,         Net        and Unrealized     from Net          from             Value,
           Beginning     Investment    Gains (Losses)     Investment      Capital           End of
           of Period   Income (Loss)   on Investments       Income         Gains            Period
           ---------   -------------   --------------   -------------   -------------      ---------

Equity Income Portfolio

CLASS A
1997(1)     $10.00         $0.16           $1.23            $(0.16)       $ 0.00            $11.23
CLASS B
1997(1)     $10.00         $0.15           $1.24            $(0.15)       $ 0.00            $11.24


----------
(1) Commenced operations on August 2, 1996. All ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.
6

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                                                    Ratio of
                                                                     Ratio Of    Net Investment
                                                     Ratio of      Expenses to   Income (Loss)
                                       Ratio of   Net Investment     Average       to Average
                      Net Assets,    Expenses to   Income (Loss)   Net Assets      Net Assets     Portfolio       Average
          Total         End Of         Average       to Average    (Excluding      (Excluding      Turnover     Commission
          Return     Period (000)     Net Assets     Net Assets     Waivers)        Waivers)         Rate          Rate
          ------     ------------    -----------   -------------   -----------    -------------   ---------     ----------

          13.98%        $41,580         1.20%          3.27%          1.25%           3.22%          10%          $0.0787

          13.98%        $ 1,504         1.45%          3.02%          1.50%           2.97%          10%          $0.0787









    The accompanying notes are an integral part of the financial statements.
                                                                               7

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
-------------------------------------------------------------------------------


1. Organization

The Arbor Fund (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993, other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator"), on October 9, 1992. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's OVB Equity Income Portfolio (the "Portfolio"). The portfolios' prospectus provides a description of the portfolio's investment objectives, policies and strategies. The financial statements of the other portfolios in the OVB Family of Funds are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio is registered to offer two classes of shares: Class A and Class B (see note 3).

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation --

Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity are valued at their amortized cost.

Federal Income Taxes --

It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

                                                    January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Security Transactions and Related Income --

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Repurchase Agreements --

The Portfolio invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolio may be delayed or limited.

Net Asset Value Per Share --

The net asset value per share of the Portfolio is calculated each business day. In general, it is computed by dividing the assets of the Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

Classes --

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes of shares on the basis of their relative daily net assets.

Expenses --

Expenses that are directly related to one of the portfolios are charged directly to that portfolio. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net assets.

Distributions --

Distributions from net investment income for the Portfolio are paid to shareholders in the form of quarterly dividends. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

        The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may

(continued)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (Unaudited)
-------------------------------------------------------------------------------

differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. Investment Advisory, Administrative, Transfer Agent, and Distribution
   Agreements:

One Valley Bank, National Association (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Portfolio of .74%. The Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of the portfolio will not exceed the voluntary expense limitations adopted by the Adviser. In the event that the total annual expenses of the portfolio, after reflecting a waiver of all fees by the Adviser, exceed the specific limitations, the Adviser has agreed to bear such excess. Fee waivers by the Adviser are voluntary and may be terminated at any time.

The Trust and the Administrator have

                                                    January 31, 1997 (Unaudited)

-------------------------------------------------------------------------------


entered into an administration agreement. Under terms of the administration agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the portfolio. There is a minimum annual fee of $100,000 payable to the Administrator by the Portfolio. The Administrator also serves as the shareholder servicing agent for the Trust. Compensation for this service is paid under the administration agreement.

         DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

         The Trust and SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Class B shares of the Portfolio have a distribution plan (the "Class B Plan"), pursuant to Rule 12b1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the Class B Plan, the Trust will pay a fee, at an annual rate of .25% of the Portfolio's average daily net assets attributable to Class B shares to the Distributor as compensation for its services.

4. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $23,000 for organizational work performed by a law firm of which two officers of the Trust and a Trustee of the Trust are partners.

         Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

(continued)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (Unaudited)
-------------------------------------------------------------------------------
5. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended January 31, 1997 were as follows:

                                Equity Income Portfolio

                         U.S.
                      Government
                      Securities      All Other           Total
                        (000)          (000)              (000)
                      ----------      ---------          -------
        Purchases      $ 5,011        $33,929            $38,940
        Sales            3,006             75              3,081

At January 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at January 31, 1997, for the Portfolio is as follows:

                                    Net
                                Appreciated    Depreciated     Unrealized
                                 Securities     Securities    Appreciation
                                   (00O)           (000)         (000)
                                -----------    -----------    -------------
       Equity
         Income                      3,969         (179)        3,790